                                THE GALAXY FUND
                                 (THE "TRUST")

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                 CLASS I SHARES

                      SUPPLEMENT DATED SEPTEMBER 13, 2001
                                     TO THE
                       PROSPECTUS DATED FEBRUARY 28, 2001

    The second paragraph under the section titled "How to invest in the Funds -- Buying, selling and exchanging shares" on page 13 is hereby deleted and replaced by the following:

You can buy and sell Class I Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, and the principal bond markets (as recommended by the Bond Market Association) are open, or any other day on which regular trading in money market instruments is taking place.

                                THE GALAXY FUND
                                 (THE "TRUST")

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                CLASS II SHARES

                      SUPPLEMENT DATED SEPTEMBER 13, 2001
                                     TO THE
                       PROSPECTUS DATED FEBRUARY 28, 2001

    The second paragraph under the section titled "How to invest in the Funds -- Buying and selling shares" on page 10 is hereby deleted and replaced by the following:

You can buy and sell Class II Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, and the principal bond markets (as recommended by the Bond Market Association) are open, or any other day on which regular trading in money market instruments is taking place.

                                THE GALAXY FUND
                                 (THE "TRUST")

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                CLASS III SHARES

                      SUPPLEMENT DATED SEPTEMBER 13, 2001
                                     TO THE
                       PROSPECTUS DATED FEBRUARY 28, 2001

    The second paragraph under the section titled "How to invest in the Funds -- Buying and selling shares" on page 10 is hereby deleted and replaced by the following:

You can buy and sell Class III Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, and the principal bond markets (as recommended by the Bond Market Association) are open, or any other day on which regular trading in money market instruments is taking place.

                                       3